SUMMARY OF CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents		$ 88,988	¥ 603,790		¥ 806,599	¥ 709,217
RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents		512,545	512,545	$ 642,729	642,729
US Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents		12,920	87,999	22,589	158,775
Others [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash and cash equivalents	[1]	$ 102,694	¥ 3,246	$ 107,755	¥ 5,095

[1]	As of June 30, 2026, other currency primarily consists of Korean Won.